Income tax	6 Months Ended
Jun. 30, 2022
Income tax
Income tax

14. Income tax

The Group booked the expected tax benefits or expenses based on a best estimate for a period of six months ended June, 2022.

For the six months ended June 30, 2022 and 2021, the Group recorded a consolidated income tax benefit (June 30, 2021: tax expense) EUR 82k (June 30, 2021: EUR -1,329k), respectively. The consolidated income tax benefit (June 30, 2021: income tax expense) for the six months ended June 30, 2022, resulted from income tax benefit from CureVac Corporate Service of EUR 96k for current tax and tax expenses of EUR 12k for releasing deferred tax benefit on loss carryforwards. CureVac Swiss AG has a current tax expense of EUR 2k (June 30, 2021: expenses from CureVac Inc. of EUR 146k and deferred tax expense on taxable temporary differences of EUR 1,286k as well as a recognition of a deferred tax benefit on tax loss carryforwards of EUR 103k).